Series C Preferred Stock (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jul. 05, 2017	Nov. 16, 2015
Series C Preferred Stock
Series C Preferred Authorized	2,000,000
Date Articles of Incorporation Amended	Nov. 13, 2015	Nov. 13, 2015
Series C Preferred Shares bears interest at a rate per annum	12.00%		12.00%	110760700.00%
Holder converted note and interest in exchange for same number of Preferred C Shares.			$ 100
Company issued shares of common stock to acquire assets of Dollar Shots Club			1,200
Each Series C Preferred Share can be converted in to Shares of Common Stock	50			10,000,000
Shares Outstanding	1,107,607